Expense Example - AMG SouthernSun U.S. Equity Fund	Feb. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,644
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,360